Quarterly Financial Data Quarterly Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Valuation Reserves	$ 456		$ 456
Goodwill impairment			370	$ 689	$ 0
Excess of distribution made above net income	$ 544	$ 1,120
Regency
Goodwill impairment			$ 370